DESCRIPTION OF BUSINESS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
(Gain) Loss on Disposal of Assets	$ 1,739,000	$ (541,000)	$ 1,739,000	$ (343,000)	$ 12,690,000
Disposal Group, Not Discontinued Operations | Umbrla, Inc.
(Gain) Loss on Disposal of Assets	$ 17,400,000		$ 1,740,000